UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      PartnerRe Asset Management Corporation
Address:   One Greenwich Plaza
           Greenwich, CT 06830

Form 13F File Number:  28- 11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon LaBerge
Title:     Chief Operating Officer
Phone:     203-485-4557

Signature, Place, and Date of Signing:

/s/ Jon LaBerge                     Greenwich, CT             08/12/08
------------------                  -------------             --------
  [signature]                         [City, State]             [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

     Form 13F File Number  Name

     28-
     [Repeat as necessary.]

                                                         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     133
                                            --------------

Form 13F Information Table Value Total:     624,024
                                            --------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No. Form 13F File Number Name

                  28-

[Repeat as necessary.]



                           FORM 13F INFORMATION TABLE

----------------------------- ---------------- ----------- ------- ---------- ------ ----- ------------ ----- ----- ------- -------
                                                                                                              Voting Voting  Voting
                                  Title                               Shrs or   Sh/   Put/   Investment Other   Auth   Auth    Auth
             NameOfIssuer         OfClass         CUSIP      Value    PrnAmt    Prn   CALL   Discretion Managers Sole Shared   None
----------------------------- ---------------- ----------- ------- ---------- ------ ----- ------------ ------ ----- ------- ------

ABB LTD                           SPONSORED ADR    000375204     8083   285400   SH           Sole      None     285400   0       0
ABBOTT LABS                       COM              002824100     9762   184300   SH           Sole      None     184300   0       0
ACADIA RLTY TR COM                SH BEN INT       004239109      338    14605   SH           Sole      None      14605   0       0
AERCAP HOLDINGS NV                SHS              N00985106     5707   451900   SH           Sole      None     451900   0       0
AETNA INC NEW                     COM              00817Y108     4215   104000   SH           Sole      None     104000   0       0
AKAMAI TECHNOLOGIES INC           COM              00971T101     6231   179100   SH           Sole      None     179100   0       0
ALLSTATE CORP                     COM              020002101     2453    53800   SH           Sole      None      53800   0       0
ALTRIA GROUP INC                  COM              02209S103     4427   215300   SH           Sole      None     215300   0       0
AMB PROPERTY CORP                 COM              00163T109      814    16165   SH           Sole      None      16165   0       0
AMERICAN INTL GROUP INC           COM              026874107     3175   120000   SH           Sole      None     120000   0       0
ANADARKO PETE CORP                COM              032511107     2994    40000   SH           Sole      None      40000   0       0
APARTMENT INVT & MGMT CO          CL A             03748R101        8      240   SH           Sole      None        240   0       0
ASSISTED LIVING CONCPT NEV N      CL A             04544X102      250    45481   SH           Sole      None      45481   0       0
AVALONBAY CMNTYS INC              COM              053484101     2824    31674   SH           Sole      None      31674   0       0
BANCO BRADESCO S A                SP ADR PFD NEW   059460303     3307   161601   SH           Sole      None     161601   0       0
BANCO ITAU HLDG FINANCIERA S      SP ADR 500 PFD   059602201     3368   165795   SH           Sole      None     165795   0       0
BANK OF NEW YORK MELLON CORP      COM              064058100     3783   100000   SH           Sole      None     100000   0       0
BE AEROSPACE INC                  COM              073302101     4679   200900   SH           Sole      None     200900   0       0
BOEING CO                         COM              097023105     3477    52900   SH           Sole      None      52900   0       0
BOSTON PROPERTIES INC             COM              101121101     2561    28391   SH           Sole      None      28391   0       0
BRANDYWINE RLTY TR                SH BEN INT NEW   105368203        7      455   SH           Sole      None        455   0       0
BRE PROPERTIES INC                CL A             05564E106      199     4601   SH           Sole      None       4601   0       0
BROOKDALE SR LIVING INC           COM              112463104      554    27190   SH           Sole      None      27190   0       0
BROOKFIELD PPTYS CORP             COM              112900105     2336   131305   SH           Sole      None     131305   0       0
CAMDEN PPTY TR                    SH BEN INT       133131102     1047    23657   SH           Sole      None      23657   0       0
CARE INVESTMENT TRUST INC         COM              141657106       53     5580   SH           Sole      None       5580   0       0
CISCO SYS INC                     COM              17275R102     3473   149300   SH           Sole      None     149300   0       0
CONOCOPHILLIPS                    COM              20825C104    13318   141100   SH           Sole      None     141100   0       0
CONSTELLATION ENERGY GROUP I      COM              210371100     2972    36200   SH           Sole      None      36200   0       0
CORNING INC                       COM              219350105     9464   410600   SH           Sole      None     410600   0       0
CORRECTIONS CORP AMER NEW C       OM NEW           22025Y407     3915   142500   SH           Sole      None     142500   0       0
DEVELOPERS DIVERSIFIED RLTY       COM              251591103        3       80   SH           Sole      None         80   0       0
DIAMONDROCK HOSPITALITY CO        COM              252784301      190    17450   SH           Sole      None      17450   0       0
DOUGLAS EMMETT INC                COM              25960P109      325    14791   SH           Sole      None      14791   0       0
DUKE REALTY CORP C                OM NEW           264411505      913    40650   SH           Sole      None      40650   0       0
E M C CORP MASS                   COM              268648102     7283   495800   SH           Sole      None     495800   0       0
EDISON INTL                       COM              281020107     3489    67900   SH           Sole      None      67900   0       0
EOG RES INC                       COM              26875P101     2886    22000   SH           Sole      None      22000   0       0
EQUITY LIFESTYLE PPTYS INC        COM              29472R108      517    11759   SH           Sole      None      11759   0       0
EQUITY ONE                        COM              294752100       12      561   SH           Sole      None        561   0       0
EQUITY RESIDENTIAL                SH BEN INT       29476L107     3025    79049   SH           Sole      None      79049   0       0
ESSEX PPTY TR INC                 COM              297178105      208     1957   SH           Sole      None       1957   0       0
EXELON CORP                       COM              30161N101     3257    36200   SH           Sole      None      36200   0       0
FEDERAL REALTY INVT TR            SH BEN INT NEW   313747206     1022    14814   SH           Sole      None      14814   0       0
FIDELITY NATIONAL FINANCIAL       CL A             31620R105     6300   500000   SH           Sole      None     500000   0       0
FIDELITY NATL INFORMATION SV      COM              31620M106     2953    80000   SH           Sole      None      80000   0       0
FMC TECHNOLOGIES INC              COM              30249U101     8216   106800   SH           Sole      None     106800   0       0
FOREST CITY ENTERPRISES INC       CL A             345550107      965    29950   SH           Sole      None      29950   0       0
GAYLORD ENTMT CO NEW              COM              367905106       33     1380   SH           Sole      None       1380   0       0
GENERAL ELECTRIC CO               COM              369604103     3019   113100   SH           Sole      None     113100   0       0
GENERAL GROWTH PPTYS INC          COM              370021107      860    24558   SH           Sole      None      24558   0       0
GOOGLE INC                        CL A             38259P508     5738    10900   SH           Sole      None      10900   0       0
HARTFORD FINL SVCS GROUP INC      COM              416515104     1937    30000   SH           Sole      None      30000   0       0
HEALTHCARE RLTY TR                COM              421946104      988    41560   SH           Sole      None      41560   0       0
HELLENIC TELECOM ORGANIZATN       SPONSORED ADR    423325307      252    21177   SH           Sole      None      21177   0       0
HERSHA HOSPITALITY TR             SH BEN INT A     427825104      181    24036   SH           Sole      None      24036   0       0
HIGHWOODS PPTYS INC               COM              431284108       80     2552   SH           Sole      None       2552   0       0
HOST HOTELS & RESORTS INC         COM              44107P104     1847   135299   SH           Sole      None     135299   0       0
HSBC HLDGS PLC                    SPON ADR NEW     404280406     3835    50000   SH           Sole      None      50000   0       0
INTEL CORP                        SDCV 2.950%12/1  458140AD2     5849  6000000   PRN          Sole      None    6000000   0       0
INTERACTIVE BROKERS GROUP IN      COM              45841N107     2329    72500   SH           Sole      None      72500   0       0
ISHARES TR                        DJ HEALTH CARE   464288828     4260    95000   SH           Sole      None      95000   0       0
ISHARES TR                        DJ HOME CONSTN   464288752     2792   195300   SH           Sole      None     195300   0       0
ISHARES TR                        DJ US TELECOMM   464287713    16564   687600   SH           Sole      None     687600   0       0
ISHARES TR                        MSCI EAFE IDX    464287465     5080    73974   SH           Sole      None      73974   0       0
ISHARES TR                        RUSSELL1000GRW   464287614    23239   420700   SH           Sole      None     420700   0       0
ISHARES TR                        S&P NA SEMICND   464287523     1388    27100   SH           Sole      None      27100   0       0
JOY GLOBAL INC                    COM              481165108     2055    27100   SH           Sole      None      27100   0       0
JP MORGAN CHASE & CO              COM              46625H100     1064    31000   SH           Sole      None      31000   0       0
KILROY RLTY CORP                  COM              49427F108      421     8960   SH           Sole      None       8960   0       0
LASALLE HOTEL PPTYS COM           SH BEN INT       517942108       15      610   SH           Sole      None        610   0       0
LIBERTY PPTY TR                   SH BEN INT       531172104     1185    35734   SH           Sole      None      35734   0       0
LOEWS CORP                        COM              540424108     9000   191900   SH           Sole      None     191900   0       0
MACERICH CO                       COM              554382101     1141    18360   SH           Sole      None      18360   0       0
MACK CALI RLTY CORP               COM              554489104     1079    31578   SH           Sole      None      31578   0       0
MARSHALL & ILSLEY CORP NEW        COM              571837103     2254   147000   SH           Sole      None     147000   0       0
MATTEL INC                        COM              577081102     7124   416100   SH           Sole      None     416100   0       0
MEDICIS PHARMACEUTICAL CORP       CL A NEW         584690309     3377   162500   SH           Sole      None     162500   0       0
MERCK & CO INC                    COM              589331107     8789   233200   SH           Sole      None     233200   0       0
METAVANTE TECHNOLOGIES INC        COM              591407101     1244    55000   SH           Sole      None      55000   0       0
METLIFE INC                       COM              59156R108     2639    50000   SH           Sole      None      50000   0       0
MORGAN STANLEY C                  OM NEW           617446448     1804    50000   SH           Sole      None      50000   0       0
MORGANS HOTEL GROUP CO            COM              61748W108      229    22267   SH           Sole      None      22267   0       0
MYLAN INC                         COM              628530107     4453   368900   SH           Sole      None     368900   0       0
NATIONAL BK GREECE S A            SPONSORED ADR    633643408      502    56181   SH           Sole      None      56181   0       0
NATIONAL HEALTH INVS INC          COM              63633D104       16      570   SH           Sole      None        570   0       0
NEXTEL COMMUNICATIONS INC         NOTE 5.250% 1/1  65332VAY9     9891 10000000   PRN          Sole      None   10000000   0       0
NVIDIA CORP                       COM              67066G104     2540   135700   SH           Sole      None     135700   0       0
NYMEX HOLDINGS INC                COM              62948N104     3126    37000   SH           Sole      None      37000   0       0
PARKWAY PPTYS INC                 COM              70159Q104       63     1871   SH           Sole      None       1871   0       0
PEABODY ENERGY CORP               COM              704549104    11235   127600   SH           Sole      None     127600   0       0
PFIZER INC                        COM              717081103     1922   110000   SH           Sole      None     110000   0       0
PG&E CORP                         COM              69331C108     9875   248800   SH           Sole      None     248800   0       0
PHILIP MORRIS INTL INC            COM              718172109    10634   215300   SH           Sole      None     215300   0       0
PLUM CREEK TIMBER CO INC          COM              729251108      234     5480   SH           Sole      None       5480   0       0
PNC FINL SVCS GROUP INC           COM              693475105     3426    60000   SH           Sole      None      60000   0       0
POST PPTYS INC                    COM              737464107      828    27840   SH           Sole      None      27840   0       0
PRINCIPAL FINANCIAL GROUP IN      COM              74251V102     3148    75000   SH           Sole      None      75000   0       0
PROLOGIS                          SH BEN INT       743410102     1307    24040   SH           Sole      None      24040   0       0
PRUDENTIAL FINL INC               COM              744320102     2091    35000   SH           Sole      None      35000   0       0
PS BUSINESS PKS INC CALIF         COM              69360J107      345     6682   SH           Sole      None       6682   0       0
PUBLIC STORAGE                    COM              74460D109     1151    14252   SH           Sole      None      14252   0       0
RAMCO-GERSHENSON PPTYS TR COM     SH BEN INT       751452202      146     7130   SH           Sole      None       7130   0       0
REGENCY CTRS CORP                 COM              758849103     1695    28675   SH           Sole      None      28675   0       0
SELECT SECTOR SPDR TR             SBI INT-TECH     81369Y803     3109   135700   SH           Sole      None     135700   0       0
SELECT SECTOR SPDR TR             SBI MATERIALS    81369Y100     8722   209000   SH           Sole      None     209000   0       0
SENIOR HSG PPTYS TR               SH BEN INT       81721M109      882    45174   SH           Sole      None      45174   0       0
SIEMENS A G                       SPONSORED ADR    826197501     6972    63300   SH           Sole      None      63300   0       0
SIMON PPTY GROUP INC NEW          COM              828806109     3974    44215   SH           Sole      None      44215   0       0
SL GREEN RLTY CORP                COM              78440X101       74      889   SH           Sole      None        889   0       0
SOVRAN SELF STORAGE INC           COM              84610H108      499    12007   SH           Sole      None      12007   0       0
SPDR SERIES TRUST                 S&P BIOTECH      78464A870     7299   126700   SH           Sole      None     126700   0       0
SPDR SERIES TRUST                 S&P SEMICNDCTR   78464A862     1506    36200   SH           Sole      None      36200   0       0
SPDR TR                           UNIT SER 1       78462F103   186762  1459300   SH           Sole      None    1459300   0       0
SPIRIT AEROSYSTEMS HLDGS INC COM  CL A             848574109     2342   122100   SH           Sole      None     122100   0       0
STARBUCKS CORP                    COM              855244109     5298   336600   SH           Sole      None     336600   0       0
STARWOOD HOTELS&RESORTS WRLD      COM              85590A401     2314    57739   SH           Sole      None      57739   0       0
STATE STR CORP                    COM              857477103     2240    35000   SH           Sole      None      35000   0       0
STRATEGIC HOTELS & RESORTS I      COM              86272T106      546    58278   SH           Sole      None      58278   0       0
SUNSTONE HOTEL INVS INC NEW       COM              867892101      199    11995   SH           Sole      None      11995   0       0
TAUBMAN CTRS INC                  COM              876664103      398     8172   SH           Sole      None       8172   0       0
TYCO INTL LTD BERMUDA             SHS              G9143X208     7680   191800   SH           Sole      None     191800   0       0
UBS AG                            SHS NEW          H89231338     1395    67500   SH           Sole      None      67500   0       0
UNITEDHEALTH GROUP INC            COM              91324P102     3135   119400   SH           Sole      None     119400   0       0
VENTAS INC                        COM              92276F100       61     1430   SH           Sole      None       1430   0       0
VORNADO RLTY TR                   SH BEN INT       929042109     1550    17615   SH           Sole      None      17615   0       0
WALGREEN CO                       COM              931422109     8472   260600   SH           Sole      None     260600   0       0
WATERS CORP                       COM              941848103     4379    67900   SH           Sole      None      67900   0       0
WEATHERFORD INTERNATIONAL LT      COM              G95089101     7627   153800   SH           Sole      None     153800   0       0
WEINGARTEN RLTY INVS              SH BEN INT       948741103       15      510   SH           Sole      None        510   0       0
WILLIAMS COS INC DEL              COM              969457100    10916   270800   SH           Sole      None     270800   0       0
YAHOO INC                         COM              984332106     1981    95900   SH           Sole      None      95900   0       0